Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Notional Amounts of Company's Outstanding Foreign Currency Forward Contracts by Currency

The table below presents the notional amounts of the Company’s outstanding foreign currency forward contracts by currency as of December 31, 2013.

Currency	Notional Amount
(in millions)
Canadian dollar	$137
U.S. dollar	98
Euro	66
British pound	18
Other	2

Total	$321

Fair Values and Location of Company's Derivative Instruments in Consolidated Balance Sheets

The table below presents the fair values and the location of the Company’s derivative instruments in the consolidated balance sheets.

	December 31, 2013				December 31, 2012
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts(1)	$5	$1	$3	$2	$4	$4	$2	$1
Derivatives not designated as hedging instruments:
Foreign currency forward contracts(1)	—	—	—	—	—	—	—	—
Embedded derivative related to the CODES	—	—	—	—	—	—	—	—

Total derivative instruments	$5	$1	$3	$2	$4	$4	$2	$1

(1)	See Note 13 for a description of the fair value hierarchy related to the Company’s foreign currency forward contracts.